EXPENSES BY NATURE - Employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Salaries	$ (53,328)	$ (44,202)	$ (36,811)
Social security costs	(6,317)	(5,318)	(4,302)
Pension costs	(2,284)	(2,179)	(1,844)
Share-based compensation	(6,392)	(9,055)	(8,405)
Total	$ (68,321)	$ (60,754)	$ (51,362)